Analysis of changes in financing during the year (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of changes in financing during the year
Schedule of the analysis of changes in financing during the year

	Share capital, share premium,
	paid-in equity and merger reserve			Subordinated liabilities
	2018	2017	2016	2018	2017	2016
	£m	£m	£m	£m	£m	£m
At 1 January	27,791	52,979	50,577	12,722	19,419	19,847
Issue of ordinary shares	144	306	300
Issue of Additional Tier 1 capital notes	—	—	2,046
Redemption of paid-in equity	—	(720)	(110)
Redemption of subordinated liabilities				(2,258)	(5,747)	(3,606)
Net cash (outflow)/inflow from financing	144	(414)	2,236	(2,258)	(5,747)	(3,606)
Transfer to retained earnings	—	(25,789)	—
Ordinary shares issued in respect of employee share schemes	80	71	166
Redemption of debt preference shares	—	748	—
Other adjustments including foreign exchange	—	196	—	71	(950)	3,178
At 31 December	28,015	27,791	52,979	10,535	12,722	19,419